Contingent Liabilities and Financial Commitments - Taxes - Additional Information (Details) £ in Millions	6 Months Ended
	Jun. 30, 2019 GBP (£) Case	Jun. 27, 2019 GBP (£)
Bangladesh
Disclosure Of Commitments And Contingencies [Line Items]
Value added tax and supplementary duty amount	£ 170
RUSSIAN FEDERATION | Tax Reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount		£ 395
EGYPT | Tax Reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax reassessed amount	£ 112
Number of ongoing civil cases | Case	2